Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

Disaggregation of Revenue from Entities. The following table disaggregates gross revenue by entity for the six months ended June 30, 2020 and 2019:

	For the Six Months Ended
	June 30, 2020	June 30, 2019
ATGC India	$114,184	$177,105
Ameri 100 California	6,733,692	5,684,839
Ameri 100 Arizona	1,843,565	4,852,187
Ameri 100 Canada	214,578	346,349
Ameri 100 Georgia	3,168,466	6,610,680
Bigtech Software	39,170	177,542
Ameri 100 Consulting Pvt Ltd	179,406	56,392
Ameri Partners	5,564,408	3,796,159
Total revenue	$17,857,469	$21,701,253

The following table disaggregates gross revenue by entity for the year ended December 31, 2019 and 2018:

	For the Year Ended
	December 31, 2019	December 31, 2018
ATGC India	$309,598	$496,203
Ameri 100 California	11,200,756	11,409,871
Ameri 100 Arizona	7,163,666	13,528,412
Ameri 100 Canada	706,083	1,049,754
Ameri 100 Georgia	12,937,677	12,541,132
Bigtech Software	315,358	840,338
Ameri 100 Consulting Pvt Ltd	172,699	19,191
Ameri Partners	7,108,838	3,117,728
Total revenue	$39,914,675	$43,002,629